RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

31. RELATED PARTY TRANSACTIONS

a.     Nature of relationships and accounts/transactions with related parties

Details of the nature of relationships and accounts/transactions with significant related parties are as follows:

Related parties	Nature of relationships parties	Nature of accounts/ transactions
The Government Ministry of Finance	Majority stockholder	Internet and data service revenues, other telecommunication service revenues, finance income, finance costs, and investment in financial instruments
Government agencies	Entities under common control

Network service revenues, internet and data service revenues, other telecommunication revenues, life insurance expenses, press release expenses, customer education expenses, office building lease expenses, consultant expenses, training expenses, finance income, and purchase of property and equipments

MoCI	Entity under common control	Concession fees, radio frequency usage charges, USO charges, telecommunication service revenues, and license expenses
Indosat	Entity under common control

Interconnection revenues, leased lines revenues, satellite transponder usage revenues, interconnection expenses, telecommunication facilities usage expenses, operating and maintenance expenses, and usage of data communication network system expenses

PT Pertamina (Persero) (“Pertamina”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
State-owned banks	Entities under common control	Finance income and finance costs
Bank Mandiri	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BNI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BRI	Entity under common control	Internet and data service revenues, other telecommunication service revenues, finance income, and finance costs
BTN	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and finance income
PT Pegadaian (“Pegadaian”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Kimia Farma (“Kimia Farma”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Perkebunan Nusantara III (Persero) (“PTPN III”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues

Related parties	Nature of relationships parties	Nature of accounts/ transactions
PT Kereta Api Indonesia (“KAI”)	Entity under common control	Internet and data service revenues, and other telecommunication service revenues
PT Perusahaan Listrik Negara (“PLN”)	Entity under common control	Internet and data service revenues, other telecommunication service revenues, and electricity expenses
PT Asuransi Jasa Indonesia (“Jasindo”)	Entity under common control	Fixed assets insurance expenses and personal insurance expenses
PT Industri Telekomunikasi Indonesia (Persero) (“INTI”)	Entity under common control	Purchase of property and equipments

Bahana TCW	Entity under common control	Mutual funds
Sarana Multi Infrastruktur	Entity under common control	Other borrowings and finance costs
Omni Inovasi Indonesia	Associated company	Distribution of SIM cards and pulse reload voucher
Finarya	Associated company	Marketing expenses and distribution of SIM cards and pulse reload voucher
Padi UMKM	Other related entity

Operational and maintenance expenses, collection fees, training expenses, internal security expenses, research and development expenses, printing expenses, meeting expenses, general and other administrative expenses, promotion expenses, advertising expenses, sales fees, customer education expenses, and marketing expenses

Directors	Key management personnel	Honorarium and facilities
Commissioners	Supervisory personnel	Honorarium and facilities

The outstanding balances of trade receivables and payables at year-end are unsecured and interest-free and the settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables. The Group recorded an increase (decrease) in the impairment loss from trade receivables of related party amounted to Rp383 billion, Rp(152) billion, and Rp(33) billion for the years ended December 31, 2020, 2021, and 2022, respectively. Impairment assessment is undertaken each financial year by examining the current status of existing receivables and historical collection experience.

b.Significant transactions with related parties

The following are significant transactions with related parties:

	2020		2021		2022
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenues
Revenues
Majority Stockholder
Ministry of Finance	184	0.13	212	0.15	199	0.14
Entities under common control
Government Agencies	3,423	2.51	5,598	3.91	3,029	2.06
Indosat	1,034	0.76	1,056	0.74	1,923	1.31
MoCI	628	0.46	284	0.20	791	0.54
Pertamina	406	0.30	631	0.44	752	0.51
BNI	547	0.40	404	0.28	493	0.33
Bank Mandiri	191	0.14	212	0.15	180	0.12
Pegadaian	178	0.13	148	0.10	160	0.11
PLN	107	0.08	153	0.11	158	0.11
KAI	92	0.07	84	0.06	143	0.10
PTPN III	73	0.05	99	0.07	114	0.08
Kimia Farma	122	0.09	120	0.08	107	0.07
BRI	580	0.43	341	0.24	104	0.07
Others (each below Rp100 billion)	1,197	0.87	944	0.66	744	0.51
Sub-total	8,578	6.29	10,074	7.04	8,698	5.92
Associated companies	47	0.03	16	0.01	6	0.00
Other related entities	160	0.12	33	0.02	52	0.04
Total	8,969	6.57	10,335	7.22	8,955	6.10

	2020		2021		2022
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Expenses

Entities under common control
MoCI	8,347	8.94	8,570	8.64	9,965	9.82
PLN	2,859	3.06	2,349	2.37	2,473	2.44
Indosat	563	0.60	467	0.47	537	0.53
Jasindo	255	0.27	385	0.39	296	0.29
Government agencies	121	0.13	114	0.11	179	0.18
Others (each below Rp100 billion)	191	0.20	208	0.21	229	0.23
Sub-total	12,336	13.20	12,093	12.19	13,679	13.49
Associated companies
Finarya	198	0.21	125	0.13	110	0.11
Others (each below Rp100 billion)	607	0.65	344	0.35	37	0.04
Sub-total	805	0.86	469	0.48	147	0.15
Other related entities
PADI UMKM	—	—	269	0.27	626	0.62
Others (each below Rp100 billion)	136	0.14	115	0.12	98	0.10
Sub-total	136	0.14	384	0.39	724	0.72
Total	13,277	14.20	12,946	13.06	14,550	14.36

	2020		2021		2022
		% of total		% of total		% of total
	Amount	finance income	Amount	finance income	Amount	finance income
Finance income
Entities under common control
State-owned banks	564	70.50	348	62.37	459	52.28
Government agencies	8	1.00	14	2.51	16	1.82
Total	572	71.50	362	64.88	475	54.10

	2020		2021		2022
		% of total		% of total		% of total
	Amount	finance cost	Amount	finance cost	Amount	finance cost
Finance cost
Majority stockholder
Ministry of Finance	25	0.54	17	0.39	10	0.25
Entities under common control
State-owned banks	1,163	25.27	1,247	28.38	1,004	24.63
Sarana Multi Infrastruktur	313	6.80	192	4.37	109	2.67
Total	1,501	32.61	1,456	33.14	1,123	27.55

	2020		2021		2022
		% of total		% of total		% of total
	Amount	revenues	Amount	revenues	Amount	revenue
Distribution of SIM card and voucher
Associated companies
Omni Inovasi Indonesia	1,766	1.29	959	0.67	981	0.67
Finarya	—	—	—	—	141	0.10
Total	1,766	1.29	959	0.67	1,122	0.77

	2021		2022
		% of total		% of total
	Amount	property and equipment purchased	Amount	property and equipment purchased
Purchase of property and equipments (Note 12)
Entities under common control
INTI	104	0.34	117	0.34
Others	309	1.02	5	0.01
Total	413	1.36	122	0.35

c.   Balance of accounts with related parties

	2021		2022
		% of total		% of total
	Amount	assets	Amount	assets
Cash and cash equivalents (Note 4)	31,100	11.26	24,902	9.06
Other current financial (Note 5)	329	0.12	400	0.15
Trade receivables - net (Note 6)	1,378	0.50	2,009	0.73
Contract assets
Majority stockholder
Ministry of Finance	7	0.00	24	0.01
Entities under common control
Government agencies	389	0.14	295	0.11
Others (each below Rp100 billion)	394	0.14	273	0.10
Sub-total	783	0.28	568	0.21
Associated companies	1	0.00	1	0.00
Other related entities	—	—	1	0.00
Total	791	0.28	594	0.22
Other current asset
Entities under common control
MoCI	4,749	1.72	5,093	1.85
Others	49	0.02	96	0.03
Sub-total	4,798	1.74	5,189	1.88
Associated companies	—	—	2	0.00
Total	4,798	1.74	5,191	1.88
Other non-current asset
Entities under common control
MoCI	1,573	0.57	1,291	0.47
Others	25	0.01	16	0.01
Total	1,598	0.58	1,307	0.48

	2021		2022
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Trade payables (Note 16)
Majority stockholder
Ministry of Finance	8	0.01	0	0.00
Entities under common control
MoCI	1,329	1.01	1,342	1.07
Indosat	144	0.11	140	0.11
Others (each below Rp100 billion)	386	0.29	237	0.19
Sub-total	1,859	1.41	1,719	1.37
Associated companies	5	0.00	13	0.01
Other related entities	—	—	43	0.03
Total	1,872	1.42	1,775	1.41

Accrued expenses
Majority stockholder
Government	3	0.00	1	0.00
Entities under common control
PLN	81	0.06	57	0.05
State-owned banks	40	0.03	74	0.06
Others	7	0.01	2	0.00
Sub-total	128	0.10	133	0.11
Total	131	0.10	134	0.11

	2021		2022
		% of total		% of total
	Amount	liabilities	Amount	liabilities
Contract liabilities
Majority stockholder
Government	19	0.01	34	0.03
Entities under common control
Government agencies	295	0.23	328	0.26
MoCI	118	0.09	62	0.05
Others (each below Rp100 billion)	229	0.17	171	0.14
Sub-total	642	0.49	561	0.45
Associated companies	2	0.00	2	0.00
Other related entities	1	0.00	3	0.00
Total	664	0.50	600	0.48

Customer deposits	19	0.01	19	0.02
Short-term bank loans (Note 19)	1,578	1.20	4,462	3.55
Two-step loans (Note 20a)	355	0.27	209	0.17
Long-term bank loans (Note 20c)	17,630	13.46	11,284	8.97
Other borrowings (Note 20d)	2,605	1.99	1,314	1.04

d.   Significant agreements with related parties

i.    The Government

The Company obtained two-step loans from the Government (Note 20a).

ii.    Indosat

The Company has an agreement with Indosat to provide international telecommunications services to the public.

The Company has also entered into an interconnection agreement between the Company’s fixed line network (Public Switched Telephone Network or “PSTN”) and Indosat’s Global System for Mobile ("GSM”) cellular telecommunications network in connection with the implementation of Indosat Multimedia Mobile services and the settlement of related interconnection rights and obligations.

The Company also has an agreement with Indosat for the interconnection of Indosat’s GSM mobile cellular telecommunications network with the Company’s PSTN, which enable each party’s customers to make domestic calls between Indosat’s GSM mobile network and the Company’s fixed line network, as well as allowing Indosat’s mobile customers to access the Company’s IDD service by dialing “007”.

The Company has been handling customer billings and collections for Indosat. Indosat is gradually taking over the activities and performing its own direct billing and collection. The Company has received compensation from Indosat computed at 1% of the collections made by the Company starting from January 1, 1995, as well as the billing process expenses which are fixed at a certain amount per record. On December 11, 2008, the Company and Indosat agreed to implement IDD service charge tariff which already took into account the compensation for billing and collection. The agreement is valid and effective starting from January to December 2012, and continuous to be applied until a new agreement becomes available.

On December 18, 2017, the Company and Indosat signed amendments to the interconnection agreements for the fixed line networks (local, SLJJ, and international) and mobile network for the implementation of the cost-based tariff obligations under the MoCI Regulation No. 8/Year 2006. These amendments took effect starting on January 1, 2018.

Telkomsel also entered into an agreement with Indosat for the provision of international telecommunications services to its GSM mobile cellular customers.

The Company provides leased lines to Indosat and its subsidiaries, namely PT Indosat Mega Media and PT Aplikanusa Lintasarta ("Lintasarta"). The leased lines can be used by these companies for telephone, telegraph, data, telex, facsimile, or other telecommunication services.

iii.   Others

The Company entered into an agreement with Lintasarta for the use of satellite transponders or the Company's subscribed circuit telecommunication satellite frequency channels.

e.   Remuneration of key management and supervisory personnel

Key management personnel consists of the Directors of the Company and supervisory personnel consists of Board of Commissioners.

The Company provides remuneration in the form of salaries/honorarium and facilities to support the governance and oversight duties of the Board of Commissioners and the leadership and management duties of the Directors. The total of such remuneration is as follows:

	2020		2021		2022
		% of total		% of total		% of total
	Amount	expenses	Amount	expenses	Amount	expenses
Board of Directors	263	0.28	347	0.35	401	0.40
Board of Commissioners	108	0.12	140	0.14	164	0.16

The amounts disclosed in the table are the amounts recognized as an expense during the reporting periods.